Taxes on Income - Schedule of Deferred Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Taxes [Line Items]
Beginning balance deferred tax asset (liability)	€ 6,430	€ 6,161
Changes recognized in profit or loss	2,374	2,111
Changes recognized in other comprehensive income	(60)	(1,842)
Ending balance deferred tax asset (liability)	8,744	6,430
Fixed Assets and Leases [Member]
Schedule of Deferred Taxes [Line Items]
Beginning balance deferred tax asset (liability)	(615)	(1,350)
Changes recognized in profit or loss	(2,475)	735
Changes recognized in other comprehensive income
Ending balance deferred tax asset (liability)	(3,090)	(615)
Swap Contract [Member]
Schedule of Deferred Taxes [Line Items]
Beginning balance deferred tax asset (liability)	(3,487)
Changes recognized in profit or loss
Changes recognized in other comprehensive income	(60)
Ending balance deferred tax asset (liability)	(3,547)	(3,487)
Carry- forward tax deductions and losses [Member]
Schedule of Deferred Taxes [Line Items]
Beginning balance deferred tax asset (liability)	10,532	9,156
Changes recognized in profit or loss	4,849	1,376
Changes recognized in other comprehensive income
Ending balance deferred tax asset (liability)	15,381	10,532
Swap Contracts [Member]
Schedule of Deferred Taxes [Line Items]
Beginning balance deferred tax asset (liability)	€ (3,487)	(1,645)
Changes recognized in profit or loss
Changes recognized in other comprehensive income		(1,842)
Ending balance deferred tax asset (liability)		€ (3,487)